LEASE (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
2025	$ 43
2026	7
Total	50
Less: Interest	(3)
Total lease liability	47
Lease liability - current	40
Lease liability - non-current	$ 7